Stock-based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 18, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 131,000	$ 198,000	$ 779,000	$ 894,000	$ 1,500,000
Income tax benefits recognized	1,200,000	$ 61,000	$ 246,000	267,000	482,000
Stock options granted			0
Total unrecognized compensation cost			$ 637,000
Unrecognized compensation costs, weighted-average recognition period			1 year 2 months 12 days
Option exercised of intrinsic value			$ 2,808,000	216,000	231,000
Total fair of share vested			$ 930,000	$ 1,511,000	1,454,000
Number of nonvested stock options			163,996	328,826
Weighted average grant date fair value, nonvested stock options			$ 6.53	$ 6.28
Stock options exercised, shares			223,334
Stock options exercised	$ 3,540,000		$ 2,296,000	$ 595,000	$ 491,000
Excess tax benefit			$ 573,000
Omnibus Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved as percentage of issued and outstanding shares	24.00%
Stock option expiration period from date of grant			10 years
Stock option vesting period			3 years
Available for issuance of common stock	1,353,207		1,586,541
Common stock reserved for issuance						3,848,341
Maximum | Omnibus Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved as percentage of issued and outstanding shares			30.00%
Percentage of fair market value stock on date of the grant			100.00%
Common stock reserved as percentage of issued and outstanding shares						30.00%
Maximum | 2010 Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved as percentage of issued and outstanding shares	30.00%
Common stock reserved for issuance	3,494,478
Additional shares of common stock available for grant	0